UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Absolute Asia Dynamic Equity Fund

Shares	Description	Value (†)
Common Stocks – 96.7% of Net Assets
	Australia – 19.5%
3,451	BHP Billiton Ltd.	$165,639
25,534	Incitec Pivot Ltd.	114,307
2,994	Newcrest Mining Ltd.	123,336
23,497	Paladin Energy Ltd.(b)	87,975
1,421	Rio Tinto Ltd.	124,549

		615,806

	China – 27.4%
70,000	Ausnutria Dairy Corp. Ltd.	22,039
24,000	China National Building Material Co. Ltd., Class H	87,970
40,000	China Resources Land Ltd.	74,813
42,000	CNOOC Ltd.	106,352
31,000	Digital China Holdings Ltd.	59,024
564,000	Qingling Motors Co. Ltd., Class H	179,905
42,000	Shanghai Friendship Group, Inc., Co., Class B	91,051
34,800	Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	60,331
30,000	Weichai Power Co. Ltd., Class H	182,468

		863,953

	Hong Kong – 12.5%
11,230	Henderson Land Development Co. Ltd.	77,819
5,200	Hong Kong Aircraft Engineering Co. Ltd.	66,880
4,500	Hong Kong Exchanges & Clearing Ltd.	97,469
30,000	Lifestyle International Holdings Ltd.	71,931
5,000	Sun Hung Kai Properties Ltd.	79,180

		393,279

	India – 4.1%
1,800	Infosys Technologies Ltd., Sponsored ADR	129,060

	Indonesia – 7.1%
19,000	PT Astra International Tbk	124,267
39,500	PT United Tractors Tbk	98,328

		222,595

	Korea – 13.2%
787	Hyundai Motor Co.	145,449
347	Lotte Shopping Co. Ltd.	142,074
222	POSCO	101,859
309	Samsung Life Insurance Co. Ltd., 144A	28,964

		418,346

	Malaysia – 3.9%
17,800	Kuala Lumpur Kepong Berhad	124,517

	Singapore – 3.4%
10,000	Singapore Airlines Ltd.	108,462

	Taiwan – 5.6%
16,500	Simplo Technology Co. Ltd.	103,217

Shares	Description	Value (†)
Common Stocks – continued
	Taiwan – continued
25,000	Taiwan Fertilizer Co. Ltd.	$73,526

		176,743

	Total Common Stocks (Identified Cost $2,552,470)	3,052,761

Warrants – 0.0%
	Hong Kong – 0.0%
2,200	Henderson Land Development Co., Ltd., Expiration on 6/1/2011(b) (Identified Cost $0)	133

Principal Amount
Short-Term Investments – 3.8%
119,863	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $119,863 on 4/01/2011 collateralized by $130,000 Federal Home Loan Mortgage Corp., 3.310% due 11/10/2020 valued at $123,663 including accrued interest(c) (Identified Cost $119,863)	119,863

	Total Investments – 100.5% (Identified Cost $2,672,333)(a)	3,172,757
	Other assets less liabilities – (0.5)%	(15,367)

	Net Assets – 100.0%	$3,157,390

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2011, approximately 92% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $2,672,333 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$547,513
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(47,089)

Net unrealized appreciation	$500,424

At December 31, 2010 post-October currency loss deferrals were $9. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of Rule 144A holdings amounted to $28,964 or 0.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$129,060	$2,923,701	$—	$3,052,761
Warrants	133	—	—	133
Short-Term Investments	—	119,863	—	119,863

Total	$129,193	$3,043,564	$—	$3,172,757

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2011 (Unaudited)

Metals & Mining	16.3%
Automobiles	14.3
Machinery	8.9
Real Estate Management & Development	7.4
Multiline Retail	6.8
Oil, Gas & Consumable Fuels	6.1
Chemicals	5.9
Food Products	4.6
IT Services	4.1
Airlines	3.4
Computers & Peripherals	3.3
Diversified Financial Services	3.1
Food & Staples Retailing	2.9
Construction Materials	2.8
Transportation Infrastructure	2.1
Other Investments, less than 2% each	4.7
Short-Term Investments	3.8

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

Currency Exposure at March 31, 2011 (Unaudited)

Hong Kong Dollar	35.1%
Australian Dollar	19.5
South Korean Won	13.2
United States Dollar	12.7
Indonesian Rupiah	7.1
New Taiwan Dollar	5.6
Malaysian Ringgit	3.9
Singapore Dollar	3.4

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets
	Air Freight & Logistics – 6.1%
630,000	FedEx Corp.	$58,936,500

	Capital Markets – 3.1%
1,100,000	Morgan Stanley	30,052,000

	Chemicals – 3.1%
505,000	Potash Corp. of Saskatchewan, Inc.	29,759,650

	Commercial Banks – 11.8%
2,418,768	Banco Bradesco SA, Sponsored Preference ADR	50,189,436
2,156,705	Itau Unibanco Holding SA, Preference ADR	51,868,755
210,000	PNC Financial Services Group, Inc.	13,227,900

		115,286,091

	Computers & Peripherals – 9.8%
142,000	Apple, Inc.(b)	49,479,900
1,750,000	EMC Corp.(b)	46,462,500

		95,942,400

	Energy Equipment & Services – 5.2%
540,000	Schlumberger Ltd.	50,360,400

	Hotels, Restaurants & Leisure – 3.6%
600,000	Starwood Hotels & Resorts Worldwide, Inc.	34,872,000

	Insurance – 4.8%
1,040,000	MetLife, Inc.	46,519,200

	Machinery – 17.2%
440,000	Caterpillar, Inc.	48,994,000
680,000	Deere & Co.	65,885,200
1,905,000	Tata Motors Ltd., Sponsored ADR	52,939,950

		167,819,150

	Media – 5.1%
2,000,000	CBS Corp., Class B	50,080,000

	Metals & Mining – 5.1%
520,000	BHP Billiton Ltd., Sponsored ADR	49,857,600

	Oil, Gas & Consumable Fuels – 8.6%
760,000	BP PLC, Sponsored ADR	33,546,400
470,000	Chevron Corp.	50,492,100

		84,038,500

	Road & Rail – 10.3%
680,000	CSX Corp.	53,448,000
670,000	Norfolk Southern Corp.	46,410,900

		99,858,900

	Software – 5.1%
1,480,000	Oracle Corp.	49,387,600

	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $811,869,121)	$962,769,991

Principal Amount
Short-Term Investments – 1.4%
$14,150,000	American Express Credit Corp., Commercial Paper, 0.050%, 4/01/2011	$14,150,000
271,340	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchase at $271,340 on 4/01/2011 collateralized by $280,000 Federal National Mortgage Association, 2.000% due 8/05/2015 valued at $281,050 including accrued interest(c)	271,340

	Total Short-Term Investments (Identified Cost $14,421,340)	14,421,340

	Total Investments – 100.3% (Identified Cost $826,290,461)(a)	977,191,331
	Other assets less liabilities – (0.3)%	(3,258,222)

	Net Assets – 100.0%	$973,933,109

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $826,290,461 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$157,525,207
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,624,337)

Net unrealized appreciation	$150,900,870

At December 31, 2010, the Fund had a capital loss carryforward of $127,400,916 which expires on December 31, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$962,769,991	$—	$—	$962,769,991
Short-Term Investments	—	14,421,340	—	14,421,340

Total	$962,769,991	$14,421,340	$—	$977,191,331

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2011 (Unaudited)

Machinery	17.2%
Commercial Banks	11.8
Road & Rail	10.3
Computers & Peripherals	9.8
Oil, Gas & Consumable Fuels	8.6
Air Freight & Logistics	6.1
Energy Equipment & Services	5.2
Media	5.1
Metals & Mining	5.1
Software	5.1
Insurance	4.8
Hotels, Restaurants & Leisure	3.6
Capital Markets	3.1
Chemicals	3.1
Short-Term Investments	1.4

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Hansberger International Fund

Shares	Description	Value (†)
Common Stocks – 98.5% of Net Assets
	Australia – 5.8%
20,692	BHP Billiton Ltd.	$993,164
10,839	Commonwealth Bank of Australia	587,280
14,735	CSL Ltd.	544,185
16,130	Macquarie Group Ltd.	609,700
9,684	Rio Tinto Ltd.	848,790
28,262	Westpac Banking Corp.	711,109
10,983	Woodside Petroleum Ltd.	531,716
24,561	WorleyParsons Ltd.	786,874

		5,612,818

	Belgium – 0.7%
11,743	Anheuser-Busch InBev NV	669,489

	Brazil – 5.0%
77,110	Cia Energetica de Minas Gerais, Sponsored Preference ADR	1,485,910
34,478	Gafisa SA, ADR	442,698
28,430	Itau Unibanco Holding SA, Preference ADR	683,741
14,435	Petroleo Brasileiro SA, Sponsored Preference ADR	513,020
26,590	Vale SA, Sponsored ADR	886,776
28,225	Vale SA, Sponsored Preference ADR	833,202

		4,845,347

	Canada – 6.6%
26,551	Bank of Nova Scotia	1,629,210
27,817	Cameco Corp.	835,623
9,726	Canadian National Railway Co.	732,076
38,420	Manulife Financial Corp.	680,821
41,803	Suncor Energy, Inc.	1,874,446
12,071	Teck Resources Ltd., Class B	640,004

		6,392,180

	Chile – 0.6%
9,612	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	531,159

	China – 11.0%
670,000	Agile Property Holdings Ltd.	1,055,054
501,930	China Construction Bank Corp., Class H	469,899
214,500	China Merchants Bank Co. Ltd., Class H	592,959
256,000	China Overseas Land & Investment Ltd.	523,049
338,000	China Resources Land Ltd.	632,169
132,000	China Shenhua Energy Co. Ltd., Class H	622,140
1,165,200	China State Construction International Holdings Ltd., Class H	1,062,548
1,228,000	GOME Electrical Appliances Holdings Ltd.(b)	430,773
515,194	Guangzhou Automobile Group Co. Ltd., Class H	628,809
703,000	Industrial & Commercial Bank of China Ltd., Class H	582,835
5,911	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	591,514
466,000	PetroChina Co. Ltd., Class H	712,483
108,500	Ping An Insurance (Group) Co. of China Ltd., Class H	1,099,212
27,500	Tencent Holdings Ltd.	670,061

Shares	Description	Value (†)
Common Stocks – continued
	China – continued
164,200	Weichai Power Co. Ltd., Class H	$998,708

		10,672,213

	Denmark – 2.0%
4,568	Novo Nordisk A/S, Class B	573,661
30,703	Vestas Wind Systems A/S(b)	1,332,682

		1,906,343

	France – 6.7%
12,686	ArcelorMittal	458,649
26,103	AXA SA	545,398
21,024	BNP Paribas	1,536,952
10,561	Carrefour SA	466,583
12,131	GDF Suez	494,721
5,134	Iliad SA	615,111
3,055	PPR	467,900
56,484	STMicroelectronics NV	700,630
9,945	Total SA	605,984
9,221	Total SA, Sponsored ADR	562,204

		6,454,132

	Germany – 6.8%
19,413	Adidas AG	1,220,531
17,649	Aixtron SE AG	773,775
12,247	Bayer AG, (Registered)	946,238
10,286	Bayerische Motoren Werke AG	853,982
7,133	Deutsche Boerse AG	540,004
10,304	SAP AG	630,196
5,666	Siemens AG, (Registered)	775,043
3,503	Wacker Chemie AG	784,714

		6,524,483

	Hong Kong – 1.2%
122,373	Esprit Holdings Ltd.	561,080
110,000	Li & Fung Ltd.	561,833

		1,122,913

	India – 1.3%
3,598	HDFC Bank Ltd., ADR	611,444
5,035	ICICI Bank Ltd., Sponsored ADR	250,894
27,326	Sterlite Industries India Ltd., ADR	421,914

		1,284,252

	Israel – 0.6%
12,096	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	606,856

	Italy – 1.5%
23,898	ENI SpA	586,395
15,462	Saipem SpA	821,405

		1,407,800

Shares	Description	Value (†)
Common Stocks – continued
	Japan – 11.4%
36,000	Asahi Glass Co. Ltd.	$452,928
86,000	Bank of Yokohama (The) Ltd.	408,791
31,900	Canon, Inc.	1,372,011
10,500	FANUC Ltd.	1,587,147
13,900	Komatsu Ltd.	471,567
40,600	Mitsui & Co. Ltd.	726,897
2,300	Nintendo Co. Ltd.	625,392
13,000	Shin-Etsu Chemical Co. Ltd.	647,014
5,700	SMC Corp.	938,180
37,900	Sony Financial Holdings, Inc.	750,973
32,700	Sumitomo Corp.	467,323
102,000	Sumitomo Trust & Banking Co. Ltd. (The)(c)(d)	539,553
23,700	THK Co. Ltd.	593,850
24,700	Toyota Motor Corp.	980,201
7,330	Yamada Denki Co. Ltd.	492,593

		11,054,420

	Korea – 2.1%
9,474	KB Financial Group, Inc., ADR	494,259
675	Samsung Electronics Co. Ltd.	572,376
2,230	Samsung Electronics Co. Ltd., GDR, 144A	950,203

		2,016,838

	Mexico – 1.3%
10,713	America Movil SAB de CV, Series L, ADR	622,425
20,216	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	604,459

		1,226,884

	Norway – 1.2%
24,866	Subsea 7 SA	627,620
33,916	Telenor ASA	558,196

		1,185,816

	Russia – 3.9%
17,840	Evraz Group SA, GDR, (Reg S)(b)(e)	708,248
39,465	Gazprom, Sponsored ADR	1,276,298
11,416	LUKOIL, Sponsored ADR	814,988
19,276	MMC Norilsk Nickel, ADR	509,658
134,089	Sberbank	502,980

		3,812,172

	Singapore – 0.6%
52,000	DBS Group Holdings Ltd.	603,715

	South Africa – 0.9%
42,982	MTN Group Ltd.	866,931

	Spain – 0.5%
39,233	Banco Santander SA	457,614

	Sweden – 2.4%
25,781	Atlas Copco AB, Class A	684,656
7,535	Millicom International Cellular SA	724,641

Shares	Description	Value (†)
Common Stocks – continued
	Sweden – continued
26,730	Sandvik AB	$504,461
32,757	Telefonaktiebolaget LM Ericsson, Class B	421,446

		2,335,204

	Switzerland – 7.7%
62,023	ABB Ltd., (Registered)(b)	1,489,355
8,201	Adecco SA, (Registered)	538,360
10,073	Cie Financiere Richemont SA, Series A	580,809
23,016	Credit Suisse Group AG, (Registered)	976,343
28,876	Logitech International SA, (Registered)(b)	523,522
4,669	Lonza Group AG, (Registered)	390,906
25,532	Nestle SA, (Registered)	1,462,092
7,748	Novartis AG, (Registered)	419,562
7,580	Roche Holding AG	1,082,161

		7,463,110

	Taiwan – 0.5%
203,927	Taiwan Semiconductor Manufacturing Co. Ltd.	488,663

	United Kingdom – 16.2%
15,250	Anglo American PLC	783,623
60,831	ARM Holdings PLC	564,469
34,226	Autonomy Corp. PLC(b)	872,163
134,765	Barclays PLC	605,089
26,233	BG Group PLC	651,246
19,791	BHP Billiton PLC	783,549
57,868	British Sky Broadcasting Group PLC	765,862
50,132	Eurasian Natural Resources Corp.	752,422
20,525	GlaxoSmithKline PLC	391,097
48,776	HSBC Holdings PLC	506,733
14,691	HSBC Holdings PLC, Sponsored ADR	760,994
57,531	ICAP PLC	486,879
19,149	Kazakhmys PLC	427,649
406,585	Lloyds Banking Group PLC(b)	377,800
143,089	Man Group PLC	563,829
59,755	Prudential PLC	676,705
58,301	Rolls-Royce Group PLC(b)	578,087
46,973	Standard Chartered PLC	1,218,426
187,941	Tesco PLC	1,148,067
29,375	Unilever PLC	894,900
17,632	Vedanta Resources PLC	672,020
218,515	Vodafone Group PLC	622,726
48,819	WPP PLC	601,637

		15,705,972

	Total Common Stocks (Identified Cost $78,102,258)	95,247,324

Preferred Stocks – 0.5%
	Germany – 0.5%
7,874	Henkel AG & Co. KGaA (Identified Cost $283,519)	487,372

Shares	Description	Value (†)
Exchange Traded Funds – 0.9%
	United States – 0.9%
10,759	iShares MSCI EAFE Index Fund	$646,509
4,035	Vanguard MSCI Emerging Markets	197,392

	Total Exchange Traded Funds (Identified Cost $843,745)	843,901

	Total Investments – 99.9% (Identified Cost $79,229,522)(a)	96,578,597
	Other assets less liabilities – 0.1%	121,247

	Net Assets – 100.0%	$96,699,844

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2011, approximately 74% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $79,410,518 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$20,125,206
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,957,127)

Net unrealized appreciation	$17,168,079

At December 31, 2010, the Fund had a capital loss carryforward of $17,192,025 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused.

(b)	Non-income producing security.
(c)	Fair valued security by the Fund’s investment adviser. At March 31, 2011, the value of this security amounted to $539,553 or 0.6% of net assets.
(d)	Illiquid security. At March 31, 2011, the value of this security amounted to $539,553 or 0.6% of net assets.
(e)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of Rule 144A holdings amounted to $87,777 or 0.1% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,612,818	$—	$5,612,818
Belgium	—	669,489	—	669,489
Brazil	4,845,347	—	—	4,845,347
Canada	6,392,180	—	—	6,392,180
Chile	531,159	—	—	531,159
China	591,514	10,080,699	—	10,672,213
Denmark	—	1,906,343	—	1,906,343
France	562,204	5,891,928	—	6,454,132
Germany	—	6,524,483	—	6,524,483
Hong Kong	—	1,122,913	—	1,122,913
India	1,284,252	—	—	1,284,252
Israel	606,856	—	—	606,856
Italy	—	1,407,800	—	1,407,800
Japan	—	11,054,420	—	11,054,420
Korea	1,444,462	572,376	—	2,016,838
Mexico	1,226,884	—	—	1,226,884
Norway	—	1,185,816	—	1,185,816
Russia	3,309,192	502,980	—	3,812,172
Singapore	—	603,715	—	603,715
South Africa	—	866,931	—	866,931
Spain	—	457,614	—	457,614
Sweden	724,641	1,610,563	—	2,335,204
Switzerland	523,522	6,939,588	—	7,463,110
Taiwan	—	488,663	—	488,663
United Kingdom	1,526,856	14,179,116	—	15,705,972

Total Common Stocks	23,569,069	71,678,255	—	95,247,324

Preferred Stocks*	—	487,372	—	487,372
Exchange Traded Funds	843,901	—	—	843,901

Total	$24,412,970	$72,165,627	$—	$96,578,597

*	Major categories of the Fund’s investments are included above.

Security valued at $700,374 was transferred from Level 2 to Level 1 during the period ended March 31, 2011. At December 31, 2010, the security was fair valued pursuant to procedures approved by the Board of Trustees; at March 31, 2011, the security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

Security valued at $749,183 was transferred from Level 1 to Level 2 during the period ended March 31, 2011. At December 31, 2010, the security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at March 31, 2011, the security was fair valued pursuant to procedures approved by the Board of Trustees.

Transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2011 (Unaudited)

Commercial Banks	14.6%
Metals & Mining	10.0
Oil, Gas & Consumable Fuels	9.9
Machinery	5.9
Semiconductors & Semiconductor Equipment	4.2
Pharmaceuticals	4.1
Insurance	3.9
Wireless Telecommunication Services	3.0
Electrical Equipment	2.9
Capital Markets	2.7
Automobiles	2.6
Food Products	2.4
Energy Equipment & Services	2.3
Food & Staples Retailing	2.3
Real Estate Management & Development	2.3
Software	2.1
Chemicals	2.1
Other Investments, less than 2% each	22.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure at March 31, 2011 (Unaudited)

United States Dollar	22.7%
Euro	16.1
British Pound	14.9
Hong Kong Dollar	12.1
Japanese Yen	11.4
Swiss Franc	7.1
Australian Dollar	5.8
Canadian Dollar	2.4
Danish Krone	2.0
Other, less than 2% each	5.4

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Natixis Income Diversified Portfolio

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 49.5% of Net Assets
Non-Convertible Bonds – 47.5%
	ABS Home Equity – 0.1%
$25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	$21,227
25,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.720%, 6/25/2035(b)	18,728

		39,955

	ABS Other – 0.0%
30,933	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	31,642

	Airlines – 1.5%
34,283	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	40,283
41,517	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	45,254
14,469	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	14,831
894,828	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	903,777

		1,004,145

	Automotive – 1.1%
115,000	Cummins, Inc., 7.125%, 3/01/2028	127,446
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	37,600
480,000	Harley-Davidson Funding Corp., 6.800%, 6/15/2018, 144A	526,946

		691,992

	Banking – 3.2%
325,000	Bank of America Corp., 5.420%, 3/15/2017	331,787
200,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	178,010
125,000	Citigroup Capital XXI, (fixed rate to 12/21/2037, variable rate thereafter), 8.300%, 12/21/2077	130,000
105,000	Citigroup, Inc., 5.875%, 2/22/2033	98,713
25,000	Citigroup, Inc., 6.000%, 10/31/2033	23,872
20,000	Citigroup, Inc., 6.125%, 8/25/2036	19,072
437,254	HSBC Bank USA, Zero Coupon, 11/28/2011, 144A	427,153
3,339,258,780	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	360,329
100,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	94,842
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	91,939

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$110,000	Morgan Stanley, 5.500%, 7/24/2020	$109,923
100,000	Morgan Stanley, 5.750%, 1/25/2021	100,930
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	104,198
25,000	National Australia Bank Ltd., 6.500%, 11/05/2015, (AUD)	25,708

		2,096,476

	Building Materials – 1.0%
170,000	Masco Corp., 5.850%, 3/15/2017	166,683
525,000	USG Corp., 6.300%, 11/15/2016	493,500
10,000	USG Corp., 9.750%, 1/15/2018	10,475

		670,658

	Chemicals – 0.3%
200,000	Hercules, Inc., 6.500%, 6/30/2029	168,250
55,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	55,118

		223,368

	Collateralized Mortgage Obligations – 0.4%
89,420	Master Adjustable Rate Mortgages Trust, Series 2004-15, Class 4A1, 2.969%, 12/25/2034(b)	77,664
44,806	Master Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.637%, 3/25/2035(b)	40,094
66,325	Master Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.410%, 1/25/2047(b)	39,080
25,529	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 0.530%, 11/25/2035(b)	21,932
75,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	66,696
20,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	19,471

		264,937

	Commercial Mortgage-Backed Securities – 2.1%
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	275,376
200,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	216,771
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.729%, 11/10/2046, 144A(b)	189,595
115,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.932%, 2/12/2049(b)	123,156
225,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	237,293

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$115,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	$123,095
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 6.002%, 8/12/2045, 144A(b)	102,423
125,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.647%, 2/15/2044, 144A	120,522

		1,388,231

	Construction Machinery – 0.6%
400,000	Joy Global, Inc., 6.625%, 11/15/2036	405,159

	Consumer Products – 0.1%
75,000	Fortune Brands, Inc., 5.875%, 1/15/2036	66,166
20,000	Hasbro, Inc., 6.600%, 7/15/2028	20,860

		87,026

	Electric – 0.5%
120,000	Calpine Corp., 7.500%, 2/15/2021, 144A	124,200
100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	87,287
115,000,000	Emgesa SA ESP, 8.750%, 1/25/2021, 144A, (COP)	64,760
20,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)	10,200
135,000	TXU Corp., Series Q, 6.500%, 11/15/2024	63,112

		349,559

	Food & Beverage – 0.1%
50,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	53,441

	Government Guaranteed – 0.3%
170,000	Citigroup Funding, Inc., (FDIC insured), 1.875%, 10/22/2012	173,216

	Government Owned - No Guarantee – 0.5%
320,000	DP World Ltd., 6.850%, 7/02/2037, 144A	294,400

	Healthcare – 2.1%
25,000	HCA, Inc., 7.050%, 12/01/2027	22,250
5,000	HCA, Inc., 7.500%, 12/15/2023	4,725
460,000	HCA, Inc., 7.500%, 11/06/2033	422,050
310,000	HCA, Inc., 7.690%, 6/15/2025	295,275
20,000	HCA, Inc., 8.360%, 4/15/2024	20,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$135,000	HCA, Inc., MTN, 7.580%, 9/15/2025	$127,237
30,000	HCA, Inc., MTN, 7.750%, 7/15/2036	28,050
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	353,968
60,000	Quintiles Transnational Corp., 9.500%, 12/30/2014, 144A(d)	61,350

		1,334,905

	Home Construction – 1.0%
125,000	KB Home, 6.250%, 6/15/2015	123,750
105,000	KB Home, 7.250%, 6/15/2018	102,900
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	62,600
470,000	Pulte Group, Inc., 6.375%, 5/15/2033	381,875

		671,125

	Hybrid ARMs – 0.1%
56,666	Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A, 0.510%, 4/25/2035(b)	45,518

	Independent Energy – 0.4%
142,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	148,076
75,000	SandRidge Energy, Inc., 8.000%, 6/01/2018, 144A	78,562

		226,638

	Life Insurance – 0.4%
240,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	258,300

	Local Authorities – 1.8%
30,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	31,224
235,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	245,739
205,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	210,972
375,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	400,850
140,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	114,478
165,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	136,425

		1,139,688

	Lodging – 0.3%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	34,694

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$25,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	$25,904
60,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	63,578
50,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	55,158

		179,334

	Metals & Mining – 0.0%
10,000	United States Steel Corp., 6.650%, 6/01/2037	9,200

	Non-Captive Consumer – 1.2%
90,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	90,615
25,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	23,493
87,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	74,380
115,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	128,800
505,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	461,444

		778,732

	Non-Captive Diversified – 1.3%
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	69,760
45,000	CIT Group, Inc., 7.000%, 5/01/2017	45,056
800,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	644,923
15,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	12,360
45,000	International Lease Finance Corp., 8.250%, 12/15/2020	49,331

		821,430

	Paper – 0.4%
205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	205,861
5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,976
30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	31,634

		242,471

	Pharmaceuticals – 0.1%
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	14,231
20,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	19,350

		33,581

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Property & Casualty Insurance – 0.8%
$520,000		White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	$532,135

		REITs - Warehouse/Industrials – 0.1%
20,000		ProLogis, 6.625%, 5/15/2018	21,663
30,000		ProLogis, 6.875%, 3/15/2020	32,827

			54,490

		Retailers – 2.9%
225,245		CVS Pass-Through Trust, 7.507%, 1/10/2032, 144A	258,342
400,000		Dillard’s, Inc., 6.625%, 1/15/2018	394,000
205,000		Dillard’s, Inc., 7.000%, 12/01/2028	182,450
100,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	96,750
225,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	227,813
725,000		Toys R Us, Inc., 7.375%, 10/15/2018	726,813

			1,886,168

		Sovereigns – 1.0%
6,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	51,205
500,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	304,719
400,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	278,076

			634,000

		Supermarket – 0.4%
320,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	232,000

		Supranational – 1.3%
921,000,000		European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	92,327
23,000,000		Inter-American Development Bank, EMTN, 2.500%, 3/11/2013, (INR)	481,765
300,000,000		International Bank for Reconstruction & Development, EMTN, 2.300%, 2/26/2013, (KRW)	272,693

			846,785

		Technology – 1.5%
470,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	404,200
390,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	335,400
30,000		CommScope, Inc., 8.250%, 1/15/2019, 144A	31,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$155,000	Corning, Inc., 5.750%, 8/15/2040	$154,334
35,000	Motorola Solutions, Inc., 6.500%, 11/15/2028	35,969
40,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	29,400
25,000	Nortel Networks Ltd., 6.875%, 9/01/2023(e)	6,500

		997,153

	Transportation Services – 0.5%
10,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	10,330
275,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	299,620

		309,950

	Treasuries – 14.6%
600,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	628,072
180,000	Canadian Government, 3.500%, 6/01/2013, (CAD)(f)	191,960
25,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	25,017
75,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	70,786
220,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	175,614
10,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	217,638
371,646	U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/2026(g)	396,674
178,280	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040(g)	188,517
549,021	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025(g)	616,319
262,046	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027(g)	291,793
707,085	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(g)	910,482
171,117	U.S. Treasury Inflation Indexed Note, 1.125%, 1/15/2021(g)	173,617
227,171	U.S. Treasury Inflation Indexed Note, 1.250%, 7/15/2020(g)	234,608
784,142	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015(g)	849,997
273,270	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2018(g)	295,474
287,729	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013(g)	311,219
475,448	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015(g)	523,068
500,501	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014(g)	545,390

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$379,642	U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014(g)	$416,598
293,988	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016(g)	324,581
480,418	U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2017(g)	541,409
621,477	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/2016(g)	705,376
478,080	U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017(g)	549,083
238,803	U.S. Treasury Inflation Indexed Note, 3.000%, 7/15/2012(g)	255,780
230,000	U.S. Treasury STRIPS, Zero Coupon, 5/15/2040	57,131

		9,496,203

	Water Sewer – 0.1%
88,000,000	Empresas Publicas de Medellin ESP, 8.375%, 2/01/2021, 144A, (COP)	48,582

	Wireless – 0.8%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	292,202
245,000	Sprint Capital Corp., 6.875%, 11/15/2028	226,013

		518,215

	Wirelines – 2.6%
40,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	40,420
95,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	101,765
300,000	Embarq Corp., 7.995%, 6/01/2036	338,220
225,000	Frontier Communications Corp., 7.125%, 3/15/2019	228,375
135,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	133,987
70,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	71,575
160,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	158,800
15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	15,600
315,000	Qwest Corp., 7.250%, 10/15/2035	319,725
59,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	53,387
197,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	185,912
40,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	40,142

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$25,000	Telecom Italia Capital SA, 7.721%, 6/04/2038	$26,485

		1,714,393

	Total Non-Convertible Bonds (Identified Cost $29,088,703)	30,785,201

Convertible Bonds – 1.7%
	Diversified Manufacturing – 0.1%
40,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	40,550

	Healthcare – 0.1%
5,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(h)	4,825
40,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2016), 2.000%, 12/15/2037(h)	48,650

		53,475

	Home Construction – 0.0%
10,000	Lennar Corp., 2.000%, 12/01/2020, 144A	10,063

	Independent Energy – 0.3%
120,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	110,250
105,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	114,056

		224,306

	Pharmaceuticals – 0.0%
25,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	30,375

	Technology – 1.2%
55,000	Ciena Corp., 0.875%, 6/15/2017	53,694
40,000	Ciena Corp., 3.750%, 10/15/2018, 144A	59,900
630,000	Intel Corp., 2.950%, 12/15/2035	648,112

		761,706

	Total Convertible Bonds (Identified Cost $1,035,001)	1,120,475

Municipals – 0.3%
	California – 0.0%
30,000	California Health Facilities Financing Authority, Series A, 5.250%, 11/15/2046	25,756

	Illinois – 0.2%
170,000	State of Illinois, 5.100%, 6/01/2033	137,848

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Michigan – 0.1%
$50,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	$35,465

	Total Municipals (Identified Cost $205,874)	199,069

	Total Bonds and Notes (Identified Cost $30,329,578)	32,104,745

Shares
Common Stocks – 46.4%
	Aerospace & Defense – 0.7%
2,137	General Dynamics Corp.	163,609
2,058	Honeywell International, Inc.	122,883
431	Huntington Ingalls Industries, Inc.(i)	17,886
2,590	Northrop Grumman Corp.	162,419

		466,797

	Automobiles – 0.2%
10,180	Ford Motor Co.(i)	151,784

	Beverages – 0.3%
2,379	Coca-Cola Co. (The)	157,847

	Building Products – 0.1%
1,975	Masco Corp.	27,492

	Chemicals – 1.1%
1,894	Eastman Chemical Co.	188,112
1,710	International Flavors & Fragrances, Inc.	106,533
2,409	PPG Industries, Inc.	229,361
3,560	RPM International, Inc.	84,479
1,963	Sensient Technologies Corp.	70,354

		678,839

	Commercial Banks – 1.0%
5,209	BancorpSouth, Inc.	80,479
3,393	Bank of Hawaii Corp.	162,253
1,933	BB&T Corp.	53,061
4,370	F.N.B. Corp.	46,060
2,968	FirstMerit Corp.	50,634
3,338	Trustmark Corp.	78,176
3,799	United Bankshares, Inc.	100,750
4,588	Valley National Bancorp	64,048

		635,461

	Commercial Services & Supplies – 0.9%
1,699	Avery Dennison Corp.	71,290
3,949	Deluxe Corp.	104,807
5,497	Pitney Bowes, Inc.	141,218
5,201	R. R. Donnelley & Sons Co.	98,403
2,357	Republic Services, Inc.	70,804

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – continued
3,112	Waste Management, Inc.	$116,202

		602,724

	Containers & Packaging – 0.2%
2,960	Sonoco Products Co.	107,241

	Distributors – 0.2%
2,853	Genuine Parts Co.	153,035

	Diversified Telecommunication Services – 0.6%
5,090	AT&T, Inc.	155,754
5,758	CenturyLink, Inc.	239,245

		394,999

	Electric Utilities – 2.9%
4,559	American Electric Power Co., Inc.	160,203
2,889	Cleco Corp.	99,064
4,149	DPL, Inc.	113,724
2,908	Edison International	106,404
4,168	Entergy Corp.	280,131
4,647	Exelon Corp.	191,642
5,417	FirstEnergy Corp.	200,917
3,432	NextEra Energy, Inc.	189,172
2,846	Northeast Utilities	98,472
4,542	Pinnacle West Capital Corp.	194,352
4,853	PPL Corp.	122,781
3,770	Unisource Energy Corp.	136,210

		1,893,072

	Electrical Equipment – 0.4%
2,122	Emerson Electric Co.	123,988
2,082	Hubbell, Inc., Class B	147,885

		271,873

	Food & Staples Retailing – 0.1%
3,095	Sysco Corp.	85,731

	Food Products – 0.6%
2,742	General Mills, Inc.	100,220
3,195	H.J. Heinz Co.	155,980
3,258	Kraft Foods, Inc., Class A	102,171
2,535	Sara Lee Corp.	44,793

		403,164

	Gas Utilities – 1.1%
4,313	AGL Resources, Inc.	171,830
2,956	New Jersey Resources Corp.	126,960
3,277	Nicor, Inc.	175,975
3,106	Oneok, Inc.	207,729

		682,494

	Hotels, Restaurants & Leisure – 0.9%
2,252	Darden Restaurants, Inc.	110,641
2,756	McDonald’s Corp.	209,704

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
4,700	Starwood Hotels & Resorts Worldwide, Inc.	$273,164

		593,509

	Household Durables – 0.6%
4,382	Garmin Ltd.	148,375
375	KB Home	4,665
4,261	Leggett & Platt, Inc.	104,394
2,212	Tupperware Brands Corp.	132,079

		389,513

	Household Products – 0.7%
3,095	Clorox Co. (The)	216,867
3,734	Kimberly-Clark Corp.	243,718

		460,585

	Industrial Conglomerates – 0.1%
2,446	General Electric Co.	49,042

	Insurance – 0.8%
2,288	Allstate Corp. (The)	72,712
3,831	Arthur J. Gallagher & Co.	116,501
4,466	Cincinnati Financial Corp.	146,485
4,785	Mercury General Corp.	187,237

		522,935

	Leisure Equipment & Products – 0.1%
2,845	Mattel, Inc.	70,926

	Machinery – 0.7%
1,969	Briggs & Stratton Corp.	44,598
1,720	Caterpillar, Inc.	191,522
4,093	Eaton Corp.	226,916

		463,036

	Media – 0.1%
2,276	McGraw-Hill Cos., Inc. (The)	89,674

	Metals & Mining – 0.1%
2,478	Commercial Metals Co.	42,795

	Multi Utilities – 2.9%
3,804	Alliant Energy Corp.	148,090
4,094	Black Hills Corp.	136,903
4,324	CenterPoint Energy, Inc.	75,929
3,840	Dominion Resources, Inc.	171,648
4,299	DTE Energy Co.	210,479
4,913	Integrys Energy Group, Inc.	248,156
4,700	NiSource, Inc.	90,146
2,829	OGE Energy Corp.	143,034
3,393	PG&E Corp.	149,903
3,823	Public Service Enterprise Group, Inc.	120,463
4,144	SCANA Corp.	163,149
2,653	Sempra Energy	141,935

Shares	Description	Value (†)
Common Stocks – continued
	Multi Utilities – continued
4,202	TECO Energy, Inc.	$78,830

		1,878,665

	Oil, Gas & Consumable Fuels – 0.5%
2,914	Chevron Corp.	313,051

	Paper & Forest Products – 0.2%
3,381	MeadWestvaco Corp.	102,546

	Personal Products – 0.1%
2,625	Avon Products, Inc.	70,980

	Pharmaceuticals – 0.8%
4,315	Bristol-Myers Squibb Co.	114,046
4,955	Eli Lilly & Co.	174,267
3,720	Merck & Co., Inc.	122,797
3,751	Pfizer, Inc.	76,183

		487,293

	Real Estate Operations/Development – 0.2%
8,800	Brookfield Properties Corp.	155,936

	REITs - Apartments – 4.4%
2,500	American Campus Communities, Inc.	82,500
7,100	AvalonBay Communities, Inc.	852,568
7,500	Camden Property Trust	426,150
7,800	Campus Crest Communities, Inc.	92,274
22,200	Equity Residential	1,252,302
1,200	Essex Property Trust, Inc.	148,800

		2,854,594

	REITs - Diversified – 3.4%
5,022	American Assets Trust, Inc.	106,818
3,600	Coresite Realty Corp.	57,024
3,000	Digital Realty Trust, Inc.	174,420
13,700	DuPont Fabros Technology, Inc.	332,225
6,100	Entertainment Properties Trust	285,602
13,500	Liberty Property Trust	444,150
8,900	Vornado Realty Trust	778,750

		2,178,989

	REITs - Healthcare – 2.8%
18,700	HCP, Inc.	709,478
3,400	Health Care REIT, Inc.	178,296
14,800	Nationwide Health Properties, Inc.	629,444
14,400	Omega Healthcare Investors, Inc.	321,696

		1,838,914

	REITs - Hotels – 1.2%
34,800	Host Hotels & Resorts, Inc.	612,828
7,600	Pebblebrook Hotel Trust	168,340

		781,168

	REITs - Manufactured Homes – 0.3%
3,100	Equity Lifestyle Properties, Inc.	178,715

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 3.1%
2,900	Alexandria Real Estate Equities, Inc.	$226,113
14,600	BioMed Realty Trust, Inc.	277,692
9,000	Boston Properties, Inc.	853,650
2,100	Corporate Office Properties Trust	75,894
11,500	Kilroy Realty Corp.	446,545
6,600	Piedmont Office Realty Trust, Inc., Class A	128,106

		2,008,000

	REITs - Regional Malls – 3.7%
11,400	Macerich Co. (The)	564,642
16,600	Simon Property Group, Inc.	1,778,856
1,100	Taubman Centers, Inc.	58,938

		2,402,436

	REITs - Shopping Centers – 2.4%
18,100	Developers Diversified Realty Corp.	253,400
1,200	Excel Trust, Inc.	14,148
6,000	Federal Realty Investment Trust	489,360
24,300	Kite Realty Group Trust	129,033
9,400	Ramco-Gershenson Properties Trust	117,782
9,800	Regency Centers Corp.	426,104
11,700	Retail Opportunity Investments Corp.	127,998

		1,557,825

	REITs - Single Tenant – 0.3%
6,200	National Retail Properties, Inc.	162,006
1,600	Realty Income Corp.	55,920

		217,926

	REITs - Storage – 1.9%
20,500	Extra Space Storage, Inc.	424,555
7,400	Public Storage	820,734

		1,245,289

	REITs - Warehouse/Industrials – 1.3%
12,000	AMB Property Corp.	431,640
33,900	DCT Industrial Trust, Inc.	188,145
15,400	First Potomac Realty Trust	242,550

		862,335

	Specialty Retail – 0.1%
2,404	Home Depot, Inc. (The)	89,092

	Textiles, Apparel & Luxury Goods – 0.4%
2,581	VF Corp.	254,306

	Thrifts & Mortgage Finance – 0.4%
3,360	Astoria Financial Corp.	48,283
3,960	First Niagara Financial Group, Inc.	53,777
4,238	Hudson City Bancorp, Inc.	41,024
4,950	New York Community Bancorp, Inc.	85,437
4,039	People’s United Financial, Inc.	50,810

		279,331

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – 1.2%
5,418	Altria Group, Inc.	$141,030
4,887	Lorillard, Inc.	464,314
4,259	Universal Corp.	185,437

		790,781

	Trading Companies & Distributors – 0.3%
2,921	Watsco, Inc.	203,623

	Total Common Stocks (Identified Cost $29,556,091)	30,146,363

Preferred Stocks – 1.7%
Convertible Preferred Stocks – 1.2%
	Automotive – 0.9%
10,600	General Motors Co., Series B, 4.750%	510,920
1,250	Goodyear Tire & Rubber Co. (The), 5.875%	63,850

		574,770

	Capital Markets – 0.1%
625	Newell Financial Trust I, 5.250%	29,922

	Commercial Banks – 0.1%
70	Wells Fargo & Co., Series L, Class A, 7.500%	72,464

	Diversified Financial Services – 0.0%
275	Sovereign Capital Trust IV, 4.375%	12,237

	REITs - Healthcare – 0.1%
1,450	Health Care REIT, Inc., Series I, 6.500%	75,545

	Total Convertible Preferred Stocks (Identified Cost $798,723)	764,938

Non-Convertible Preferred Stocks – 0.5%
	Banking – 0.3%
4,375	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	108,933
129	Ally Financial, Inc., Series G, 7.000%, 144A	120,035

		228,968

	Thrifts & Mortgage Finance – 0.2%
4,125	Countrywide Capital IV, 6.750%	102,176

	Total Non-Convertible Preferred Stocks (Identified Cost $215,037)	331,144

	Total Preferred Stocks (Identified Cost $1,013,760)	1,096,082

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 1.8%
$1,160,146	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $1,160,146 on 4/01/2011 collateralized by $1,180,000 U.S. Treasury Note, 0.750% due 5/31/2012 valued at $1,187,375 including accrued interest(j) (Identified Cost $1,160,146)	$1,160,146

	Total Investments – 99.4% (Identified Cost $62,059,575)(a)	64,507,336
	Other assets less liabilities – 0.6%	389,181

	Net Assets – 100.0%	$64,896,517

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Portfolio by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolio may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value.

The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $62,101,616 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,898,959
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,493,239)

Net unrealized appreciation	$2,405,720

At March 31, 2011, the Portfolio had a capital loss carryforward of $20,914,080 of which $6,715,998 expires on December 31, 2016 and $14,198,082 expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused.

(b)	Variable rate security. Rate as of March 31, 2011 is disclosed.
(c)	Illiquid security. At March 31, 2011, the value of these securities amounted to $399,633 or 0.6% of net assets.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	All or a portion of this security has been designated to cover the Portfolio’s obligations under open forward foreign currency contracts.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Non-income producing security.
(j)	It is the Portfolio’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of Rule 144A holdings amounted to $4,412,621 or 6.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FDIC	Federal Deposit Insurance Corporation
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
STRIPS	Separate Trading of Registered Interest and Principal of Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Portfolio’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Portfolio has committed to buy or sell represents the aggregate exposure to each currency the Portfolio has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Portfolio’s or counterparty’s net obligations under the contracts.

At March 31, 2011, the Portfolio had the following open forward foreign currency contracts:

Contract to Buy/Sell(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell	04/29/2011	Euro	35,000	$49,579	$(63)
Buy	04/11/2011	Japanese Yen	8,000,000	96,181	(250)
Sell	04/11/2011	Japanese Yen	8,000,000	96,181	67

Total					$(246)

(1)	Counterparty is Barclays.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Portfolio has categorized the inputs utilized in determining the value of the Portfolio’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$32,104,745	$—	$32,104,745
Common Stocks*	30,146,363	—	—	30,146,363
Preferred Stocks
Convertible Preferred Stocks
Automotive	510,920	63,850	—	574,770
Capital Markets	—	29,922	—	29,922
Commercial Banks	72,464	—	—	72,464
Diversified Financial Services	—	12,237	—	12,237
REITs - Healthcare	75,545	—	—	75,545

Total Convertible Preferred Stocks	658,929	106,009	—	764,938

Non-Convertible Preferred Stocks*	102,176	228,968	—	331,144

Total Preferred Stocks	761,105	334,977	—	1,096,082

Short-Term Investments	—	1,160,146	—	1,160,146

Total Investments	30,907,468	33,599,868	—	64,507,336

Forward Foreign Currency Contracts (unrealized appreciation)*	—	67	—	67

Total	$30,907,468	$33,599,935	$—	$64,507,403

Liability Valuation Inputs
Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(313)	$—	$(313)

*	Major categories of the Portfolio’s investments are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Portfolio used during the period include forward foreign currency contracts.

The Portfolio is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Portfolio assets denominated in foreign currencies. The Portfolio may enter into forward foreign currency contracts for hedging purposes to protect the value of the Portfolio’s holdings of foreign securities. The Portfolio may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Portfolio. During the period ended March 31, 2011, the Portfolio engaged in forward foreign currency transactions for hedging purposes.

The Portfolio is party to agreements with counterparties that govern transactions in forward foreign currency contracts. The agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Portfolio declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2011, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays	$(246)	$—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Portfolio has mitigated this risk by entering into master netting agreements with counterparties that allow the Portfolio and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Portfolio or the counterparty. As of March 31, 2011, the maximum amount of loss that the Portfolio would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $67 and the amount of loss that the Portfolio would incur after taking into account master netting arrangements is $0.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Portfolio from counterparty default should be limited to the extent the Portfolio is undercollateralized. In addition to collateral requirements, the Portfolio also requires counterparties to meet minimum credit quality requirements.

The Portfolio’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Portfolio’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2011 (Unaudited)

Treasuries	14.6%
REITs - Apartments	4.4
REITs - Regional Malls	3.7
Banking	3.5
REITs - Diversified	3.4
REITs - Office Property	3.1
REITs - Healthcare	2.9
Electric Utilities	2.9
Retailers	2.9
Multi Utilities	2.9
Technology	2.7
Wirelines	2.6
REITs - Shopping Centers	2.4
Healthcare	2.2
Commercial Mortgage-Backed Securities	2.1
Automotive	2.0
Other Investments, less than 2% each	39.3
Short-Term Investments	1.8

Total Investments	99.4
Other assets less liabilities (including open forward foreign currency contracts)	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Natixis Oakmark Global Fund

Shares	Description	Value (†)
Common Stocks – 95.6% of Net Assets
	Australia – 4.4%
133,900	Incitec Pivot Ltd.	$599,425
225,600	Primary Health Care Ltd.	770,202

		1,369,627

	France – 2.6%
5,100	Neopost SA	446,511
19,700	Societe Television Francaise 1	361,085

		807,596

	Germany – 5.1%
5,150	Daimler AG, (Registered)(b)	362,881
6,400	Rheinmetall AG	529,497
11,400	SAP AG	697,228

		1,589,606

	Ireland – 2.3%
13,400	Covidien PLC	695,996

	Japan – 20.0%
20,300	Canon, Inc.	873,098
266,000	Daiwa Securities Group, Inc.	1,221,690
8,500	Hirose Electric Co. Ltd.	915,081
16,700	Omron Corp.	470,145
12,900	Rohm Co. Ltd.	810,542
59,700	Square Enix Holdings Co. Ltd.	1,037,031
22,600	Toyota Motor Corp.	896,864

		6,224,451

	Spain – 2.6%
69,373	Banco Santander SA	809,167

	Sweden – 1.8%
19,500	Assa Abloy AB, Series B	560,372

	Switzerland – 15.0%
8,700	Adecco SA, (Registered)	571,117
4,300	Cie Financiere Richemont SA, Series A	247,938
21,400	Credit Suisse Group AG, (Registered)	907,792
5,000	Holcim Ltd., (Registered)	375,796
23,300	Julius Baer Group Ltd.	1,008,738
26,900	TE Connectivity Ltd.	936,658
34,200	UBS AG, (Registered)(b)	615,261

		4,663,300

	United Kingdom – 2.6%
41,900	Diageo PLC	796,447

	United States – 39.2%
6,000	Apache Corp.	785,520
43,700	Applied Materials, Inc.	682,594

Shares	Description	Value (†)
Common Stocks – continued
United States – continued
42,200	Cisco Systems, Inc.	$723,730
22,300	Discovery Communications, Inc., Series C(b)	785,183
22,800	Equifax, Inc.	885,780
37,900	Intel Corp.	764,443
10,000	International Flavors & Fragrances, Inc.	623,000
13,800	Laboratory Corp. of America Holdings(b)	1,271,394
60,900	Live Nation Entertainment, Inc.(b)	609,000
2,550	MasterCard, Inc., Class A	641,886
42,600	Oracle Corp.	1,421,562
42,700	Sara Lee Corp.	754,509
24,500	Snap-on, Inc.	1,471,470
7,700	Union Pacific Corp.	757,141

		12,177,212

	Total Common Stocks (Identified Cost $29,471,578)	29,693,774

Principal Amount
Short-Term Investments – 3.9%
$1,227,710	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $1,227,710 on 4/01/2011 collateralized by $1,320,000 Federal National Mortgage Association, 3.420% due 11/24/2020 valued at $1,255,650 including accrued interest (c) (Identified Cost $1,227,710)	1,227,710

	Total Investments – 99.5% (Identified Cost $30,699,288)(a)	30,921,484
	Other assets less liabilities – 0.5%	150,576

	Net Assets – 100.0%	$31,072,060

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2011, approximately 51% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $30,699,288 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,019,457
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(797,261)

Net unrealized appreciation	$222,196

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Sell(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation/ (Depreciation)
Sell	09/21/2011	Australian Dollar	752,000	$761,643	$(32,728)
Sell	09/21/2011	Japanese Yen	280,500,000	3,377,114	42,239
Sell	12/21/2011	Swedish Krona	940,000	146,691	(2,046)
Sell	06/15/2011	Swiss Franc	1,765,000	1,922,550	(82,762)

Total					$(75,297)

(1)	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,369,627	$—	$1,369,627
France	—	807,596	—	807,596
Germany	—	1,589,606	—	1,589,606
Ireland	695,996	—	—	695,996
Japan	—	6,224,451	—	6,224,451
Spain	—	809,167	—	809,167
Sweden	—	560,372	—	560,372
Switzerland	936,658	3,726,642	—	4,663,300
United Kingdom	—	796,447	—	796,447
United States	12,177,212	—	—	12,177,212

Total Common Stocks	13,809,866	15,883,908	—	29,693,774

Short-Term Investments	—	1,227,710	—	1,227,710

Total Investments	13,809,866	17,111,618	—	30,921,484

Forward Foreign Currency Contracts (unrealized appreciation)*	—	42,239	—	42,239

Total	$13,809,866	$17,153,857	$—	$30,963,723

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(117,536)	$—	$(117,536)

*	Major categories of the Fund’s investments are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period March 31, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2011 (Unaudited)

Capital Markets	12.1%
Software	10.1
Electronic Equipment, Instruments & Components	7.5
Semiconductors & Semiconductor Equipment	7.3
Health Care Providers & Services	6.6
Media	5.7
Machinery	4.7
Professional Services	4.7
Office Electronics	4.2
Automobiles	4.1
Chemicals	3.9
Commercial Banks	2.6
Beverages	2.6
Oil, Gas & Consumable Fuels	2.5
Road & Rail	2.4
Food Products	2.4
Communications Equipment	2.3
Health Care Equipment & Supplies	2.3
IT Services	2.1
Other Investments, less than 2% each	5.5
Short-Term Investments	3.9

Total Investments	99.5
Other assets less liabilities (including open forward foreign currency contracts)	0.5

Net Assets	100.0%

Currency Exposure at March 31, 2011 (Unaudited)

United States Dollar	48.4%
Japanese Yen	20.0
Swiss Franc	12.0
Euro	10.3
Australian Dollar	4.4
British Pound	2.6
Other, less than 2% each	1.8

Total Investments	99.5
Other assets less liabilities (including open forward foreign currency contracts)	0.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 93.0% of Net Assets
	Australia – 3.8%
74,000	Amcor Ltd.	$540,184
63,900	Brambles Ltd.	467,720
72,000	Foster’s Group Ltd.	425,743

		1,433,647

	Canada – 0.7%
6,700	Thomson Reuters Corp.	262,955

	France – 9.6%
14,100	BNP Paribas	1,030,775
11,300	Danone SA	737,483
11,500	Publicis Groupe	644,497
26,300	Societe Television Francaise 1	482,058
3,200	Sodexo	233,810
4,400	Vallourec SA	493,043

		3,621,666

	Germany – 6.5%
7,700	Allianz SE, (Registered)	1,078,197
5,600	Daimler AG, (Registered)(b)	394,590
16,100	SAP AG	984,681

		2,457,468

	Ireland – 1.5%
25,000	Experian PLC	309,523
828,000	Governor & Co. of the Bank of Ireland (The)(b)	265,326

		574,849

	Italy – 2.7%
349,700	Intesa Sanpaolo SpA	1,031,644

	Japan – 22.9%
25,400	Canon, Inc.	1,092,448
299,000	Daiwa Securities Group, Inc.	1,373,252
19,400	Honda Motor Co. Ltd.	720,780
125	Japan Tobacco, Inc.	451,923
35,300	Olympus Corp.	983,042
24,600	Omron Corp.	692,549
19,100	Rohm Co. Ltd.	1,200,105
11,400	Secom Co. Ltd.	530,079
14,800	Sumitomo Mitsui Financial Group, Inc.	459,174
28,400	Toyota Motor Corp.	1,127,033

		8,630,385

	Korea – 1.1%
480	Samsung Electronics Co. Ltd.	407,023

Shares	Description	Value (†)
Common Stocks – continued
	Mexico – 1.6%
2,700	Fomento Economico Mexicano, SAB de CV, Sponsored ADR	$158,490
18,100	Grupo Televisa SA, Sponsored ADR(b)	443,993

		602,483

	Netherlands – 5.1%
4,900	Akzo Nobel NV	337,184
640	APERAM	25,714
14,500	ArcelorMittal	524,231
13,500	Heineken Holding NV	648,293
29,100	Koninklijke Ahold NV	390,263

		1,925,685

	Spain – 2.9%
94,200	Banco Santander SA	1,098,750

	Sweden – 3.0%
31,700	Assa Abloy AB, Series B	910,963
6,900	Hennes & Mauritz AB	229,064

		1,140,027

	Switzerland – 20.0%
10,300	Adecco SA, (Registered)	676,150
4,400	Cie Financiere Richemont SA, Series A	253,704
29,800	Credit Suisse Group AG, (Registered)	1,264,122
910	Geberit AG, (Registered)	197,943
820	Givaudan SA, (Registered)(b)	824,600
7,900	Holcim Ltd., (Registered)	593,758
4,300	Kuehne & Nagel International AG, (Registered)	601,132
14,400	Nestle SA, (Registered)	824,617
10,800	Novartis AG, (Registered)	584,830
5,700	Roche Holding AG	813,762
50,000	UBS AG, (Registered)(b)	899,504

		7,534,122

	United Kingdom – 11.6%
41,600	BAE Systems PLC	216,802
55,600	Diageo PLC	1,056,860
220,600	G4S PLC	902,739
32,400	GlaxoSmithKline PLC	617,371
75,500	Reed Elsevier PLC	653,534
3,200	Schroders PLC	89,149
9,700	Signet Jewelers Ltd.(b)	446,394
9,000	Tesco PLC	54,978
10,600	Wolseley PLC(b)	356,838

		4,394,665

	Total Common Stocks (Identified Cost $34,936,676)	35,115,369

Principal Amount	Description	Value (†)
Short-Term Investments – 6.1%
$2,282,078	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $2,282,078 on 4/01/2011 collateralized by $2,450,000 Federal Home Loan Mortgage Corp., 3.310% due 11/10/2020 valued at $2,330,563 including accrued interest (c) (Identified Cost $2,282,078)	$2,282,078

	Total Investments – 99.1% (Identified Cost $37,218,754)(a)	37,397,447
	Other assets less liabilities – 0.9%	352,757

	Net Assets – 100.0%	$37,750,204

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2011, approximately 90% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $37,218,754 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,025,551
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(846,858)

Net unrealized appreciation	$178,693

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation/ (Depreciation)
Sell	09/21/2011	Australian Dollar	871,000	$882,168	$(39,416)
Sell	09/21/2011	Japanese Yen	381,000,000	4,587,097	62,845
Sell	12/21/2011	Swedish Krona	1,686,000	263,108	(3,491)
Sell	06/15/2011	Swiss Franc	3,175,000	3,458,411	(130,108)

Total					$(110,170)

(1)	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,433,647	$—	$1,433,647
Canada	262,955	—	—	262,955
France	—	3,621,666	—	3,621,666
Germany	—	2,457,468	—	2,457,468
Ireland	—	574,849	—	574,849
Italy	—	1,031,644	—	1,031,644
Japan	—	8,630,385	—	8,630,385
Korea	—	407,023	—	407,023
Mexico	602,483	—	—	602,483
Netherlands	25,714	1,899,971	—	1,925,685
Spain	—	1,098,750	—	1,098,750
Sweden	—	1,140,027	—	1,140,027
Switzerland	—	7,534,122	—	7,534,122
United Kingdom	446,394	3,948,271	—	4,394,665

Total Common Stocks	1,337,546	33,777,823	—	35,115,369

Short-Term Investments	—	2,282,078	—	2,282,078

Total Investments	1,337,546	36,059,901	—	37,397,447

Forward Foreign Currency Contracts (unrealized appreciation)*	—	62,845	—	62,845

Total	$1,337,546	$36,122,746	$—	$37,460,292

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(173,015)	$—	$(173,015)

*	Major categories of the Fund’s investments are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period March 31, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2011 (Unaudited)

Commercial Banks	10.2%
Capital Markets	9.6
Media	6.6
Beverages	6.0
Automobiles	5.9
Pharmaceuticals	5.3
Commercial Services & Supplies	5.1
Semiconductors & Semiconductor Equipment	4.3
Food Products	4.2
Chemicals	3.1
Building Products	2.9
Office Electronics	2.9
Insurance	2.9
Professional Services	2.6
Software	2.6
Health Care Equipment & Supplies	2.6
Other Investments, less than 2% each	16.2
Short-Term Investments	6.1

Total Investments	99.1
Other assets less liabilities (including open forward foreign currency contracts)	0.9

Net Assets	100.0%

Currency Exposure at March 31, 2011 (Unaudited)

Euro	27.5%
Japanese Yen	22.9
Swiss Franc	20.0
British Pound	11.2
United States Dollar	8.9
Australian Dollar	3.8
Swedish Krona	3.0
Other, less than 2% each	1.8

Total Investments	99.1
Other assets less liabilities (including open forward foreign currency contracts)	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Natixis U.S. Diversified Portfolio

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets
	Aerospace & Defense – 2.7%
79,510	Boeing Co. (The)	$5,878,174
26,400	General Dynamics Corp.	2,021,184
42,257	GeoEye, Inc.(b)	1,757,046
33	Huntington Ingalls Industries, Inc.(b)	1,370
17,000	Northrop Grumman Corp.	1,066,070

		10,723,844

	Air Freight & Logistics – 0.9%
25,100	FedEx Corp.	2,348,105
15,085	United Parcel Service, Inc., Class B	1,121,117

		3,469,222

	Airlines – 0.3%
87,900	Delta Air Lines, Inc.(b)	861,420
19,290	United Continental Holdings, Inc.(b)	443,477

		1,304,897

	Auto Components – 1.3%
24,652	BorgWarner, Inc.(b)	1,964,518
14,355	Johnson Controls, Inc.	596,737
52,138	Lear Corp.	2,547,984

		5,109,239

	Automobiles – 1.0%
28,300	Ford Motor Co.(b)	421,953
26,015	General Motors Co.(b)	807,246
31,411	Harley-Davidson, Inc.	1,334,653
6,600	Tesla Motors, Inc.(b)	182,820
14,500	Toyota Motor Corp., Sponsored ADR	1,163,625

		3,910,297

	Beverages – 0.8%
22,905	Coca-Cola Co. (The)	1,519,747
55,597	Coca-Cola Enterprises, Inc.	1,517,798

		3,037,545

	Biotechnology – 1.2%
26,963	Alexion Pharmaceuticals, Inc.(b)	2,660,709
21,050	Dendreon Corp.(b)	787,901
28,784	Vertex Pharmaceuticals, Inc.(b)	1,379,617

		4,828,227

	Building Products – 0.3%
21,925	Armstrong World Industries, Inc.	1,014,470

	Capital Markets – 4.2%
93,158	Ares Capital Corp.	1,574,370
144,600	Bank of New York Mellon Corp.	4,319,202
29,100	Franklin Resources, Inc.	3,639,828
21,920	Jefferies Group, Inc.	546,685

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
37,413	Legg Mason, Inc.	$1,350,235
55,154	Raymond James Financial, Inc.	2,109,089
26,431	T. Rowe Price Group, Inc.	1,755,547
17,128	Virtus Investment Partners, Inc.(b)	1,009,182

		16,304,138

	Chemicals – 1.5%
97,633	Chemtura Corp.(b)	1,679,288
35,622	Cytec Industries, Inc.	1,936,768
15,203	Kronos Worldwide, Inc.	888,615
12,110	Monsanto Co.	875,069
8,131	Quaker Chemical Corp.	326,622

		5,706,362

	Commercial Banks – 1.7%
114,956	First Horizon National Corp.(b)	1,288,657
188,398	KeyCorp	1,672,974
120,300	Wells Fargo & Co.	3,813,510

		6,775,141

	Commercial Services & Supplies – 1.5%
94,900	Republic Services, Inc.	2,850,796
31,612	Rollins, Inc.	641,724
19,937	Stericycle, Inc.(b)	1,767,814
25,696	Viad Corp.	615,162

		5,875,496

	Communications Equipment – 2.6%
22,547	Acme Packet, Inc.(b)	1,599,935
122,550	Alcatel-Lucent, Sponsored ADR(b)	712,015
61,957	Aruba Networks, Inc.(b)	2,096,625
79,000	Cisco Systems, Inc.	1,354,850
14,995	Juniper Networks, Inc.(b)	630,990
37,110	NETGEAR, Inc.(b)	1,203,848
47,465	QUALCOMM, Inc.	2,602,506

		10,200,769

	Computers & Peripherals – 1.8%
12,145	Apple, Inc.(b)	4,231,925
18,455	NetApp, Inc.(b)	889,162
47,324	Western Digital Corp.(b)	1,764,712

		6,885,799

	Construction & Engineering – 0.2%
10,595	Fluor Corp.	780,428

	Consumer Finance – 0.9%
146,412	Discover Financial Services	3,531,457

	Containers & Packaging – 0.9%
35,477	Crown Holdings, Inc.(b)	1,368,702
90,252	Temple-Inland, Inc.	2,111,897

		3,480,599

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Financial Services – 3.5%
9,500	CME Group, Inc., Class A	$2,864,725
10,229	IntercontinentalExchange, Inc.(b)	1,263,691
99,400	JPMorgan Chase & Co.	4,582,340
29,290	Moody’s Corp.	993,224
98,455	NASDAQ OMX Group, Inc. (The)(b)	2,544,077
62,586	PHH Corp.(b)	1,362,497

		13,610,554

	Diversified Telecommunication Services – 0.2%
22,780	Verizon Communications, Inc.	877,941

	Electrical Equipment – 1.8%
30,491	Babcock & Wilcox Co.(b)	1,017,790
26,121	Polypore International, Inc.(b)	1,504,047
48,943	Rockwell Automation, Inc.	4,632,455

		7,154,292

	Electronic Equipment, Instruments & Components – 0.5%
35,803	Amphenol Corp., Class A	1,947,325
14,858	Daktronics, Inc.	159,724

		2,107,049

	Energy Equipment & Services – 3.6%
19,162	Dresser-Rand Group, Inc.(b)	1,027,466
17,545	Halliburton Co.	874,443
24,239	Helix Energy Solutions Group, Inc.(b)	416,911
16,835	Lufkin Industries, Inc.	1,573,568
94,554	McDermott International, Inc.(b)	2,400,726
26,000	National-Oilwell Varco, Inc.	2,061,020
21,985	Schlumberger Ltd.	2,050,321
25,400	Superior Energy Services, Inc.(b)	1,041,400
34,100	Transocean Ltd.(b)	2,658,095

		14,103,950

	Food & Staples Retailing – 0.6%
26,800	Walgreen Co.	1,075,752
16,760	Whole Foods Market, Inc.	1,104,484

		2,180,236

	Food Products – 1.3%
35,790	Corn Products International, Inc.	1,854,638
20,623	Diamond Foods, Inc.	1,150,764
22,324	J.M. Smucker Co. (The)	1,593,710
8,827	Mead Johnson Nutrition Co.	511,348

		5,110,460

	Gas Utilities – 0.9%
58,620	Questar Corp.	1,022,919
73,740	UGI Corp.	2,426,046

		3,448,965

	Health Care Equipment & Supplies – 3.3%
22,348	Alere, Inc.(b)	874,701
72,800	Baxter International, Inc.	3,914,456

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
73,502	CareFusion Corp.(b)	$2,072,756
30,176	DENTSPLY International, Inc.	1,116,210
19,964	Edwards Lifesciences Corp.(b)	1,736,868
69,000	Medtronic, Inc.	2,715,150
12,425	St. Jude Medical, Inc.	636,906

		13,067,047

	Health Care Providers & Services – 1.8%
11,700	AmerisourceBergen Corp.	462,852
19,995	Express Scripts, Inc.(b)	1,111,922
17,189	HMS Holdings Corp.(b)	1,406,919
24,802	Lincare Holdings, Inc.	735,627
13,621	MEDNAX, Inc.(b)	907,295
57,184	WellCare Health Plans, Inc.(b)	2,398,869

		7,023,484

	Health Care Technology – 0.6%
8,085	Cerner Corp.(b)	899,052
28,815	SXC Health Solutions Corp.(b)	1,579,062

		2,478,114

	Hotels, Restaurants & Leisure – 4.8%
121,600	Carnival Corp.	4,664,576
28,027	Ctrip.com International Ltd., ADR(b)	1,162,840
56,266	Interval Leisure Group, Inc.(b)	919,949
23,305	Las Vegas Sands Corp.(b)	983,937
42,466	Marriott International, Inc., Class A	1,510,940
22,500	McDonald’s Corp.	1,712,025
81,850	O’Charleys, Inc.(b)	488,645
10,126	Six Flags Entertainment Corp.	729,072
24,850	Starbucks Corp.	918,208
27,870	Starwood Hotels & Resorts Worldwide, Inc.	1,619,804
86,720	Wyndham Worldwide Corp.	2,758,563
11,068	Wynn Resorts Ltd.	1,408,403

		18,876,962

	Household Durables – 0.6%
19,800	Fortune Brands, Inc.	1,225,422
19,885	Leggett & Platt, Inc.	487,182
10,075	Stanley Black & Decker, Inc.	771,745

		2,484,349

	Household Products – 1.3%
17,214	Church & Dwight Co., Inc.	1,365,759
21,000	Colgate-Palmolive Co.	1,695,960
30,165	Procter & Gamble Co. (The)	1,858,164

		4,919,883

	Independent Power Producers & Energy Traders – 0.2%
55,600	Calpine Corp.(b)	882,372

	Insurance – 1.0%
83,300	Allstate Corp. (The)	2,647,274

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
83,959	Old Republic International Corp.	$1,065,440

		3,712,714

	Internet & Catalog Retail – 2.1%
8,770	Amazon.com, Inc.(b)	1,579,740
132,192	Liberty Media Corp. - Interactive, Class A(b)	2,120,360
10,476	Netflix, Inc.(b)	2,486,269
4,137	Priceline.com, Inc.(b)	2,095,142

		8,281,511

	Internet Software & Services – 3.4%
5,720	Baidu, Inc., Sponsored ADR(b)	788,273
3,350	Google, Inc., Class A(b)	1,963,804
57,391	IAC/InterActiveCorp(b)	1,772,808
18,399	MercadoLibre, Inc.	1,501,910
19,866	OpenTable, Inc.(b)	2,112,749
14,976	Qihoo 360 Technology Co. Ltd., ADR(b)	443,140
36,979	Rackspace Hosting, Inc.(b)	1,584,550
19,710	SINA Corp.(b)	2,109,759
19,389	Youku.com, Inc., Sponsored ADR(b)	921,171

		13,198,164

	IT Services – 4.6%
13,080	Accenture PLC, Class A	719,008
20,711	Alliance Data Systems Corp.(b)	1,778,868
10,730	Cognizant Technology Solutions Corp., Class A(b)	873,422
29,567	Fidelity National Information Services, Inc.	966,545
35,520	Gartner, Inc.(b)	1,480,118
12,600	MasterCard, Inc., Class A	3,171,672
34,534	Teradata Corp.(b)	1,750,874
47,877	VeriFone Systems, Inc.(b)	2,630,841
38,400	Visa, Inc., Class A	2,827,008
36,260	Wright Express Corp.(b)	1,879,718

		18,078,074

	Life Sciences Tools & Services – 0.9%
16,285	Covance, Inc.(b)	891,115
10,646	Mettler-Toledo International, Inc.(b)	1,831,112
33,046	Pharmaceutical Product Development, Inc.	915,705

		3,637,932

	Machinery – 5.6%
66,070	Actuant Corp., Class A	1,916,030
14,275	Caterpillar, Inc.	1,589,521
13,112	Cummins, Inc.	1,437,337
35,145	Danaher Corp.	1,824,026
61,200	Illinois Tool Works, Inc.	3,287,664
54,121	John Bean Technologies Corp.	1,040,747
31,585	Joy Global, Inc.	3,120,914
26,883	Kadant, Inc.(b)	704,066
11,754	Middleby Corp. (The)(b)	1,095,708
14,453	Parker Hannifin Corp.	1,368,410
23,828	SPX Corp.	1,891,705
14,880	Terex Corp.(b)	551,155

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – continued
29,914	TriMas Corp.(b)	$643,151
23,361	WABCO Holdings, Inc.(b)	1,439,972

		21,910,406

	Marine – 0.4%
26,826	Kirby Corp.(b)	1,536,862

	Media – 3.5%
8,090	Ascent Media Corp., Class A(b)	395,196
151,200	Comcast Corp., Special Class A	3,510,864
74,038	E.W. Scripps Co. (The), Class A(b)	732,976
38,247	Harte-Hanks, Inc.	455,139
28,850	Liberty Media-Starz, Series A(b)	2,238,760
29,584	Live Nation Entertainment, Inc.(b)	295,840
30,746	Madison Square Garden, Inc., Class A(b)	829,835
61,900	Omnicom Group, Inc.	3,036,814
52,985	Walt Disney Co. (The)	2,283,124

		13,778,548

	Metals & Mining – 1.7%
17,584	Cliffs Natural Resources, Inc.	1,728,155
12,365	Freeport-McMoRan Copper & Gold, Inc.	686,876
43,572	Reliance Steel & Aluminum Co.	2,517,590
12,695	Walter Energy, Inc.	1,719,284

		6,651,905

	Multi Utilities – 0.1%
22,143	MDU Resources Group, Inc.	508,625

	Multiline Retail – 0.7%
24,343	Big Lots, Inc.(b)	1,057,217
28,589	Dollar Tree, Inc.(b)	1,587,261

		2,644,478

	Oil, Gas & Consumable Fuels – 7.0%
19,975	Anadarko Petroleum Corp.	1,636,352
24,800	Apache Corp.	3,246,816
41,003	Brigham Exploration Co.(b)	1,524,491
77,400	Cloud Peak Energy, Inc.(b)	1,671,066
27,990	Concho Resources, Inc.(b)	3,003,327
21,655	Massey Energy Co.	1,480,336
55,889	QEP Resources, Inc.	2,265,740
48,400	Range Resources Corp.	2,829,464
35,135	SemGroup Corp., Class A(b)	989,402
17,991	SM Energy Co.	1,334,752
55,900	Ultra Petroleum Corp.(b)	2,753,075
148,500	Williams Cos., Inc. (The)	4,630,230

		27,365,051

	Personal Products – 0.6%
14,197	Estee Lauder Cos., Inc. (The), Class A	1,368,023
76,498	Prestige Brands Holdings, Inc.(b)	879,727

		2,247,750

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 1.1%
10,105	Allergan, Inc.	$717,657
21,856	Perrigo Co.	1,737,989
34,350	Valeant Pharmaceuticals International, Inc.	1,710,974

		4,166,620

	Professional Services – 0.5%
13,140	Manpower, Inc.	826,243
35,231	Verisk Analytics, Inc., Class A(b)	1,154,168

		1,980,411

	Real Estate Management & Development – 0.8%
67,089	CB Richard Ellis Group, Inc., Class A(b)	1,791,276
13,540	Jones Lang LaSalle, Inc.	1,350,480

		3,141,756

	REITs - Diversified – 0.7%
43,362	Potlatch Corp.	1,743,153
38,207	Weyerhaeuser Co.	939,892

		2,683,045

	REITs - Healthcare – 0.2%
50,868	Sabra Healthcare REIT, Inc.	895,785

	Road & Rail – 0.8%
97,492	Avis Budget Group, Inc.(b)	1,746,082
78,106	Celadon Group, Inc.(b)	1,268,441

		3,014,523

	Semiconductors & Semiconductor Equipment – 5.7%
283,300	Applied Materials, Inc.	4,425,146
52,184	ARM Holdings PLC, Sponsored ADR	1,470,023
21,100	Broadcom Corp., Class A	830,918
204,441	Integrated Device Technology, Inc.(b)	1,506,730
280,600	Intel Corp.	5,659,702
79,520	Micron Technology, Inc.(b)	911,299
14,225	NVIDIA Corp.(b)	262,594
45,893	NXP Semiconductors NV(b)	1,376,790
38,295	Skyworks Solutions, Inc.(b)	1,241,524
81,400	Texas Instruments, Inc.	2,813,184
34,445	Varian Semiconductor Equipment Associates, Inc.(b)	1,676,438

		22,174,348

	Software – 4.2%
32,248	Autodesk, Inc.(b)	1,422,459
22,990	Check Point Software Technologies Ltd.(b)	1,173,640
20,670	Fortinet, Inc.(b)	909,480
36,696	Informatica Corp.(b)	1,916,632
22,541	MICROS Systems, Inc.(b)	1,114,202
95,060	Microsoft Corp.	2,410,722
58,890	Oracle Corp.	1,965,159
21,205	Red Hat, Inc.(b)	962,495
18,849	Salesforce.com, Inc.(b)	2,517,849
50,659	Synopsys, Inc.(b)	1,400,721

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
8,655	VMware, Inc., Class A(b)	$705,729

		16,499,088

	Specialty Retail – 0.8%
30,955	Home Depot, Inc. (The)	1,147,193
34,163	OfficeMax, Inc.(b)	442,069
108,718	Sally Beauty Holdings, Inc.(b)	1,523,139

		3,112,401

	Textiles, Apparel & Luxury Goods – 1.9%
16,658	Deckers Outdoor Corp.(b)	1,435,087
34,499	Fossil, Inc.(b)	3,230,831
17,196	Lululemon Athletica, Inc.(b)	1,531,304
10,400	NIKE, Inc., Class B	787,280
27,959	Unifi, Inc.(b)	475,303

		7,459,805

	Water Utilities – 0.8%
110,863	American Water Works Co., Inc.	3,109,707

	Wireless Telecommunication Services – 0.3%
11,565	NII Holdings, Inc.(b)	481,913
43,412	NTELOS Holdings Corp.	799,215

		1,281,128

	Total Common Stocks (Identified Cost $287,944,181)	384,334,225

Purchased Options – 0.0%
	Options on Securities – 0.0%
19,900	Edwards Lifesciences Corp., Put expiring April 16, 2011 at 85(c) (Identified Cost $50,350)	51,242

Principal Amount
Short-Term Investments – 2.0%
$7,846,928	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $7,846,928 on 4/01/2011 collateralized by $1,895,000 Federal Home Loan Mortgage Corp., 3.500% due 8/18/2020 valued at $1,835,781; $6,295,000 Federal Home Loan Mortgage Corp., 3.310% due 11/10/2020 valued at $5,988,119; $200,000 Federal National Mortgage Association, 3.420% due 11/24/2020 valued at $190,250 including accrued interest(d) (Identified Cost $7,846,928)	7,846,928

	Total Investments – 100.2% (Identified Cost $295,841,459)(a)	392,232,395
	Other assets less liabilities – (0.2)%	(830,949)

	Net Assets – 100.0%	$391,401,446

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Portfolio by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolio may be valued on the basis of a price provided by a principal market maker. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value.

The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $295,841,459 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$99,232,042
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,841,106)

Net unrealized appreciation	$96,390,936

At December 31, 2010, the Portfolio had a capital loss carryforward of $35,486,708 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused.

(b)	Non-income producing security.
(c)	The Portfolio may enter into option contracts. When a Portfolio purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument or closing sale transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Portfolio writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Portfolio, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Portfolio are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. For the period ended March 31, 2011, the Portfolio was not party to any over-the-counter options.

(d)	It is the Portfolio’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Portfolio has categorized the inputs utilized in determining the value of the Portfolio’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$384,334,225	$—	$—	$384,334,225
Purchased Options	51,242	—	—	51,242
Short-Term Investments	—	7,846,928	—	7,846,928

Total	$384,385,467	$7,846,928	$—	$392,232,395

*	Major categories of the Portfolio’s investments are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Portfolio used during the period include options contracts.

The Portfolio is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Portfolio may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns, and may use written put options to offset the cost of option contracts used for hedging purposes. During the period ended March 31, 2011, the Portfolio engaged in purchased put option transactions in accordance with these objectives.

The Portfolio’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Portfolio’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2011 (Unaudited)

Oil, Gas & Consumable Fuels	7.0%
Semiconductors & Semiconductor Equipment	5.7
Machinery	5.6
Hotels, Restaurants & Leisure	4.8
IT Services	4.6
Software	4.2
Capital Markets	4.2
Energy Equipment & Services	3.6
Media	3.5
Diversified Financial Services	3.5
Internet Software & Services	3.4
Health Care Equipment & Supplies	3.3
Aerospace & Defense	2.7
Communications Equipment	2.6
Internet & Catalog Retail	2.1
Other Investments, less than 2% each	37.4
Short-Term Investments	2.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 96.1% of Net Assets
	Aerospace & Defense – 0.7%
229,875	Hexcel Corp.(b)	$4,526,239

	Auto Components – 1.5%
220,650	Tenneco, Inc.(b)	9,366,592

	Building Products – 2.3%
143,837	A.O. Smith Corp.	6,377,733
135,425	Lennox International, Inc.	7,120,646
66,725	NCI Building Systems, Inc.(b)	845,406

		14,343,785

	Capital Markets – 7.4%
887,000	Apollo Investment Corp.	10,697,220
894,175	Ares Capital Corp.	15,111,558
463,975	Fifth Street Finance Corp.	6,194,066
135,800	KBW, Inc.	3,556,602
258,700	Waddell & Reed Financial, Inc., Class A	10,505,807

		46,065,253

	Chemicals – 4.8%
273,825	Scotts Miracle-Gro Co. (The), Class A	15,840,776
294,800	Sensient Technologies Corp.	10,565,632
147,650	Solutia, Inc.(b)	3,750,310

		30,156,718

	Commercial Banks – 5.7%
604,725	Associated Banc-Corp	8,980,166
113,375	Bank of Hawaii Corp.	5,421,593
572,430	FirstMerit Corp.	9,765,656
257,625	Prosperity Bancshares, Inc.	11,018,621

		35,186,036

	Commercial Services & Supplies – 4.7%
109,075	Consolidated Graphics, Inc.(b)	5,958,767
417,350	Corrections Corp. of America(b)	10,183,340
191,975	McGrath Rentcorp	5,235,158
269,778	Waste Connections, Inc.	7,766,909

		29,144,174

	Computers & Peripherals – 1.4%
474,800	QLogic Corp.(b)	8,807,540

	Construction & Engineering – 1.2%
132,650	MasTec, Inc.(b)	2,759,120
207,125	MYR Group, Inc.(b)	4,954,430

		7,713,550

	Consumer Finance – 1.6%
250,100	First Cash Financial Services, Inc.(b)	9,653,860

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 4.4%
450,600	Packaging Corp. of America	$13,017,834
380,450	Silgan Holdings, Inc.	14,510,363

		27,528,197

	Electric Utilities – 2.5%
223,775	Cleco Corp.	7,673,245
267,175	El Paso Electric Co.(b)	8,122,120

		15,795,365

	Electrical Equipment – 3.7%
254,950	EnerSys(b)	10,134,262
261,325	GrafTech International Ltd.(b)	5,391,135
130,675	Thomas & Betts Corp.(b)	7,771,242

		23,296,639

	Electronic Equipment, Instruments & Components – 0.4%
45,425	Tech Data Corp.(b)	2,310,316

	Energy Equipment & Services – 4.9%
209,175	Oil States International, Inc.(b)	15,926,584
231,250	Unit Corp.(b)	14,325,938

		30,252,522

	Health Care Equipment & Supplies – 3.0%
193,550	Teleflex, Inc.	11,222,029
160,825	West Pharmaceutical Services, Inc.	7,200,135

		18,422,164

	Insurance – 7.3%
1,505,650	CNO Financial Group, Inc.(b)	11,307,432
267,525	Hanover Insurance Group, Inc. (The)	12,105,506
417,637	HCC Insurance Holdings, Inc.	13,076,214
385,225	Tower Group, Inc.	9,256,957

		45,746,109

	IT Services – 3.1%
202,650	CACI International, Inc., Class A(b)	12,426,498
232,250	SRA International, Inc., Class A(b)	6,586,610

		19,013,108

	Machinery – 5.7%
479,775	Actuant Corp., Class A	13,913,475
74,350	Lincoln Electric Holdings, Inc.	5,644,652
236,750	Mueller Water Products, Inc., Class A	1,060,640
141,975	Valmont Industries, Inc.	14,817,931

		35,436,698

	Media – 1.6%
193,925	John Wiley & Sons, Inc., Class A	9,859,147

	Metals & Mining – 1.0%
483,950	Thompson Creek Metals Co., Inc.(b)	6,068,733

	Multi Utilities – 1.5%
306,250	NorthWestern Corp.	9,279,375

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 4.1%
355,250	Brigham Exploration Co.(b)	$13,208,195
200,939	Oasis Petroleum, Inc.(b)	6,353,691
329,975	Resolute Energy Corp.(b)	5,985,747

		25,547,633

	Paper & Forest Products – 0.9%
510,750	Louisiana-Pacific Corp.(b)	5,362,875

	Professional Services – 2.2%
249,225	Towers Watson & Co., Class A	13,822,018

	REITs - Hotels – 0.7%
166,375	LaSalle Hotel Properties	4,492,125

	REITs - Mortgage – 0.9%
241,350	Invesco Mortgage Capital, Inc.	5,273,498

	REITs - Office Property – 2.1%
311,750	Government Properties Income Trust	8,373,605
127,075	Kilroy Realty Corp.	4,934,322

		13,307,927

	Road & Rail – 1.4%
84,150	Landstar System, Inc.	3,843,972
183,050	Werner Enterprises, Inc.	4,845,334

		8,689,306

	Semiconductors & Semiconductor Equipment – 1.5%
134,275	Silicon Laboratories, Inc.(b)	5,802,023
280,575	TriQuint Semiconductor, Inc.(b)	3,622,223

		9,424,246

	Software – 0.8%
221,100	Tyler Technologies, Inc.(b)	5,242,281

	Specialty Retail – 1.3%
326,722	Aaron’s, Inc.	8,285,670

	Textiles, Apparel & Luxury Goods – 5.0%
198,775	Hanesbrands, Inc.(b)	5,374,876
240,750	Phillips-Van Heusen Corp.	15,655,972
278,225	Wolverine World Wide, Inc.	10,372,228

		31,403,076

	Thrifts & Mortgage Finance – 1.6%
590,350	Washington Federal, Inc.	10,236,669

	Trading Companies & Distributors – 3.2%
137,425	United Rentals, Inc.(b)	4,573,504
248,900	WESCO International, Inc.(b)	15,556,250

		20,129,754

	Total Common Stocks (Identified Cost $468,397,577)	599,189,198

Principal Amount	Description	Value (†)
Short-Term Investments – 4.1%
$25,412,838	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $25,412,838 on 4/01/2011 collateralized by $26,150,000 Federal Home Loan Mortgage Corp., 2.950% due 12/08/2017 valued at $25,921,188 including accrued interest (c) (Identified Cost $25,412,838)	$25,412,838

	Total Investments – 100.2% (Identified Cost $493,810,415)(a)	624,602,036
	Other assets less liabilities – (0.2)%	(1,487,714)

	Net Assets – 100.0%	$623,114,322

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $493,810,415 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$131,743,170
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(951,549)

Net unrealized appreciation	$130,791,621

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$599,189,198	$—	$—	$599,189,198
Short-Term Investments	—	25,412,838	—	25,412,838

Total	$599,189,198	$25,412,838	$—	$624,602,036

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2011 (Unaudited)

Capital Markets	7.4%
Insurance	7.3
Machinery	5.7
Commercial Banks	5.7
Textiles, Apparel & Luxury Goods	5.0
Energy Equipment & Services	4.9
Chemicals	4.8
Commercial Services & Supplies	4.7
Containers & Packaging	4.4
Oil, Gas & Consumable Fuels	4.1
Electrical Equipment	3.7
Trading Companies & Distributors	3.2
IT Services	3.1
Health Care Equipment & Supplies	3.0
Electric Utilities	2.5
Building Products	2.3
Professional Services	2.2
REITs - Office Property	2.1
Other Investments, less than 2% each	20.0
Short-Term Investments	4.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	May 20, 2011

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	May 20, 2011